15. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Kenyon Holdings
Rent, real estate taxes and operating expenses paid	$ 57,265	$ 37,228	$ 115,600	$ 98,851
David B. Johnson
Non-Competition agreement payments			0	62,500
Tulsa, Oklahoma
Rent paid to related parties	11,250	$ 11,250	22,500	$ 22,500
Fulton
Rent, real estate taxes and operating expenses paid	16,059		32,118
Rent paid to related parties	$ 8,568		$ 17,136